Condensed Consolidated Statements of Cash Flows (Quarterly Periods Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (956,679)	$ (974,322)	$ (5,698,198)	$ (5,401,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	387,519	151,404	1,134,518	614,684
Depreciation and amortization	$ 1,916	3,823	14,124	15,054
Amortization of loan costs		13,422	77,781	$ 53,689
Loss on disposition of property and equipment			12,582
Changes in assets - (increase) decrease:
Other receivables	$ 16,281	$ (11,841)	(50,380)	$ (25,882)
Prepaid expenses	$ (19,601)		(7,276)
Deposits		$ 3,490	3,490
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	$ (23,840)	43,668	452,285	$ 554,867
Deferred rent	$ (4,119)	(4,102)	(16,906)	(20,415)
Deferred salary		(55,425)	118,412	907,598
NET CASH USED IN OPERATING ACTIVITIES	$ (598,523)	(829,883)	(3,959,568)	(3,302,159)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable originated	(535,000)	(859,586)	(5,381,851)	(4,781,022)
Loans receivable repaid	$ 541,083	273,040	1,438,946	$ 276,077
Advances to CEO			(95,003)
Purchase of property & equipment		(3,667)	19,117	$ (9,009)
NET CASH PROVIDED BY INVESTING ACTIVITIES	$ 6,083	$ (590,213)	$ (4,057,025)	(4,513,954)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt				1,730,000
Proceeds from short-term loans			$ 400,000	669,980
Payments on short-term loans			(400,000)	$ (419,980)
Repayment of senior debt			(2,230,000)
Prepaid preferred share redemption			$ (160,000)
Deposit on preferred shares to be issued		$ 1,469,948		$ 1,834,112
Deposit on common shares to be issued	$ 1,241,429
Preferred dividends paid	(29,917)		$ (220,974)	$ (114,115)
Proceeds from issuance of preferred stock	20,755		6,100,000
Proceeds from issuance of common stock	18,500		4,579,414	$ 4,267,949
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,250,767	$ 1,469,948	8,068,440	7,967,946
NET INCREASE IN CASH AND CASH EQUIVALENTS	658,327	49,852	51,847	151,833
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	485,559	433,712	433,712	281,879
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 1,143,886	483,564	485,559	433,712
Supplemental disclosures:
Interest paid in cash		$ 127,697	$ 508,800	$ 477,157
Income taxes paid in cash
Issuance of common stock in lieu of payment of accrued compensation			$ 261,608	$ 1,000,000
Issuance of common stock in lieu of payment of dividend on preferred shares				$ 90,411
Issuance of preferred stock in lieu of consulting fees			$ 279,500
Issuance of common stock in lieu of consulting fees			$ 156,954
Deposit on preferred stock in lieu of accrued compensation				$ 85,989
Advance officer offset against preferred dividends & accrued compensation			$ 95,003
Stock in lieu of repayment of short term loan				$ 390,000